Income Taxes - Operating loss carryforwards (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Income Taxes
Between 2023 and 2026	¥ 97,223
Between 2027and 2030	245,922
2031 and thereafter	48,297
Total	¥ 391,442	¥ 391,442